Other financial assets - Securities per issuing entity (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Amortized cost
Other financial assets
Amortized cost	€ 61
Nominal value	61
Fair value	59
Quoted bonds issued by sovereign states | Amortized cost
Other financial assets
Amortized cost	56
Nominal value	56
Fair value	54
Maximum value of sovereign states bonds included in other category	10
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Italy
Other financial assets
Amortized cost	19
Nominal value	19
Fair value	€ 17
Maturity date	from 2024 to 2031
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Italy | Minimum
Other financial assets
Nominal rate of return (%)	0.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Italy | Maximum
Other financial assets
Nominal rate of return (%)	2.65%
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Foreign (outside Italy)
Other financial assets
Amortized cost	€ 25
Nominal value	25
Fair value	€ 25
Maturity date	from 2024 to 2027
Rating - Moody's	from Aa1 to Baa2
Rating - S&P	from AA+ to BBB-
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Foreign (outside Italy) | Minimum
Other financial assets
Nominal rate of return (%)	0.10%
Quoted bonds issued by sovereign states, Fixed rate bonds | Amortized cost | Foreign (outside Italy) | Maximum
Other financial assets
Nominal rate of return (%)	5.00%
Quoted bonds issued by sovereign states, Floating rate bonds | Amortized cost | Italy
Other financial assets
Amortized cost	€ 12
Nominal value	12
Fair value	€ 12
Maturity date	from 2024 to 2026
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Floating rate bonds | Amortized cost | Italy | Minimum
Other financial assets
Nominal rate of return (%)	4.62%
Quoted bonds issued by sovereign states, Floating rate bonds | Amortized cost | Italy | Maximum
Other financial assets
Nominal rate of return (%)	5.07%
European Bank of Investments [member]
Other financial assets
Amortized cost	€ 5
Nominal value	5
Fair value	€ 5
Nominal rate of return (%)	3.98%
Maturity date	from 2023 to 2024
European Bank of Investments [member] | Foreign (outside Italy)
Other financial assets
Rating - Moody's	Aaa
Rating - S&P	AAA